Significant Accounting Policies - Property, Plant, and Equipment and Leases (Details)	12 Months Ended
Dec. 31, 2017 Plant
Plant, property and equipment, net
Number of leased corrugated products manufacturing plants	13
Land Improvements | Minimum
Plant, property and equipment, net
Estimated useful lives	3 years
Land Improvements | Maximum
Plant, property and equipment, net
Estimated useful lives	25 years
Buildings | Minimum
Plant, property and equipment, net
Estimated useful lives	11 years
Buildings | Maximum
Plant, property and equipment, net
Estimated useful lives	40 years
Machinery and equipment | Minimum
Plant, property and equipment, net
Estimated useful lives	3 years
Machinery and equipment | Maximum
Plant, property and equipment, net
Estimated useful lives	30 years
Furniture and office equipment | Minimum
Plant, property and equipment, net
Estimated useful lives	5 years
Furniture and office equipment | Maximum
Plant, property and equipment, net
Estimated useful lives	10 years
Computer hardware and software | Minimum
Plant, property and equipment, net
Estimated useful lives	3 years
Computer hardware and software | Maximum
Plant, property and equipment, net
Estimated useful lives	5 years